Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended
	May 07, 2025	Jun. 30, 2025	Jun. 30, 2024	May 31, 2025
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares granted		1,680,450
Grant date fair value		$ 14.96
Share-Based Payment Arrangement, Noncash Expense		$ 6,431	$ 5,717
Estimated compensation cost relating to non-vested restricted awards		$ 15,809
Weighted average period		10 months 24 days
Dividends to sharehloders of non-vested shares		$ 101
Equity Incentive Plan 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance				1,245,000
Restricted common shares granted	1,245,000
Equity Incentive Plan 2025 [Member] | Vest November 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	717,450
Equity Incentive Plan 2025 [Member] | Vest in May 2026 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	403,947
Equity Incentive Plan 2025 [Member] | Vest May 2028 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of restricted shares to be vested	123,603
Equity Incentive Plan 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Grant date fair value	$ 14.96